Employee benefits - Net Defined Benefit Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employee benefit liability	$ 3,662,878	$ 2,240,425	$ 1,519,790
Seniority premium
Disclosure of defined benefit plans [line items]
Employee benefit liability	99,674	58,160	40,453
Retirement plan
Disclosure of defined benefit plans [line items]
Employee benefit liability	$ 3,563,204	$ 2,182,265	$ 1,479,337